ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2024
Disclosure Accounts Payable and Accured Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
The company's accounts payable and accrued liabilities are as follows:

(MILLIONS)	June 30, 2024	December 31, 2023
Operating accrued liabilities	$213	$365
Accounts payable	125	184
Interest payable on non-recourse borrowings	112	152
Income tax payable	7	35
Current portion of lease liabilities	26	31
BEPC exchangeable shares distributions payable(1)	16	16
Other	31	24
	$530	$807
(1)Includes amounts payable only to external shareholders. Amounts payable to Brookfield and the partnership are included in due to related parties.